Employee Benefits - Schedule of Post-Employee Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Post-Employee Benefits [Abstract]
Short-term benefits	$ 251	$ 331
Post-employment benefit liabilities	$ 160	$ 140